INTANGIBLE ASSETS	12 Months Ended
Dec. 31, 2025
Intangible Assets [Abstract]
INTANGIBLE ASSETS

12     INTANGIBLE ASSETS

The following tables summarize the movement in the net book value of intangible assets for the years ended December 31:

Net book value	Telecommuni- cation licenses, frequencies & permissions	Software	Brands and trademarks	Customer relationships	Other intangible assets	Total
As of January 1, 2025	126	135	1	21	—	283
Acquisitions	—	8	18	32	—	58
Additions	1	82	—	—	8	91
Disposals	—	(1)	—	—	—	(1)
Amortization charge for the year	(17)	(42)	(2)	(4)	—	(65)
Transfer and reclassification	—	6	—	—	(7)	(1)
Translation adjustment	(1)	(1)	—	—	—	(2)
As of December 31, 2025	109	187	17	49	1	363
Net book value	Telecommuni- cation licenses, frequencies & permissions	Software	Brands and trademarks	Customer relationships	Other intangible assets	Total
As of January 1, 2024	116	114	4	23	—	257
Additions	35	9	—	—	50	94
Disposals	—	(1)	—	—	—	(1)
Amortization charge for the year	(14)	(26)	(2)	(3)	—	(45)
Transfer and reclassification	—	51	—	2	(50)	3
Translation adjustment	(11)	(12)	(1)	(1)	—	(25)
As of December 31, 2024	126	135	1	21	—	283

During December 31, 2025 and 2024, there were no material changes in estimates related to intangible assets.

The following tables present the movements in goodwill presented as a separate line item within non-current assets, for the year ended December 31, 2025, by cash generating unit (“CGU”):

CGU	December 31, 2025	Acquisitions	Transfer and reclassification	Translation adjustment	December 31, 2024
Kyivstar	21	7	—	—	14
Uklon	107	109	1	(3)	—
Total	128	116	1	(3)	14
CGU	December 31, 2024	Acquisitions	Transfer and reclassification	Translation adjustment	December 31, 2023
Kyivstar	14	—	—	(1)	15
Total	14	—	—	(1)	15

*        For acquisitions and divestments, refer to Note 9 for further details.

COMMITMENTS

Capital commitments for the future purchase of intangible assets are as follows as of December 31:

	2025	2024
Less than 1 year	5	7
Total commitments	5	7

ACCOUNTING POLICIES

Intangible assets acquired separately are carried at cost less accumulated amortization and impairment losses.

Intangible assets with a finite useful life are generally amortized with the straight-line method over the estimated useful life of the intangible asset. The amortization period and the amortization method for intangible assets with finite useful lives are reviewed at least annually and fall within the following ranges:

Class of intangible assets	Useful life
Telecommunication licenses, frequencies and permissions	3 – 20 years
Software	3 – 10 years
Brands and trademarks	3 – 15 years
Customer relationships	10 – 21 years
Other intangible assets	4 – 10 years

Goodwill is recognized for the future economic benefits arising from net assets acquired that are not individually identified and separately recognized. Goodwill is not amortized but is tested for impairment annually and as necessary when circumstances indicate that the carrying value may be impaired, see Note 10 for further details.

SOURCE OF ESTIMATION UNCERTAINTY

Refer also to Note 11 for further details regarding source of estimation uncertainty.

Depreciation and amortization of non-current assets

Estimates in the evaluation of useful lives for intangible assets include, but are not limited to, the estimated average customer relationship based on churn, the remaining license or concession period and the expected developments in technology and markets.

The actual economic lives of intangible assets may be different than estimated useful lives, thereby resulting in a different carrying value of intangible assets with finite lives. We continue to evaluate the amortization period for intangible assets with finite lives to determine whether events or circumstances warrant revised amortization periods. A change in estimated useful lives is a change in accounting estimate, and depreciation and amortization charges are adjusted prospectively.